                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sept 30, 2009

Check here if Amendment [ ]; Amendment Number: _________
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hawkins Capital, L.P.
Address:   717 Texas Ave., Suite 3001
           Houston, Texas 77002

Form 13F File Number: 028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Russell Hawkins
Title:  Manager
Phone:  713-238-2050

Signature, Place, and Date of Signing:


/s/ Russell Hawkins             Houston, Texas     November 6, 2009
-------------------------   --------------------   ----------------
[Signature]                     [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:         23

Form 13F Information Table Value Total:   $739,532 (thousands)

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHANY CORP DEL COM         COM              017175100     2827    10914 SH       Sole                    10914
AUTOMATIC DATA PROC            COM              053015103    66810  1700000 SH       Sole                  1700000
CHUBB CORP                     COM              171232101    75615  1500000 SH       Sole                  1500000
CINCINNATI FINL CORP COM       COM              172062101     3898   150000 SH       Sole                   150000
COCA COLA CMN                  COM              191216100    77865  1450000 SH       Sole                  1450000
DIAGEO PLC SPON ADR (NEW)      COM              25243q205    50320   818348 SH       Sole                   818348
HUNTSMAN CORP COM              COM              447011107    15487  1700000 SH       Sole                  1700000
JOHNSON & JOHNSON              COM              478160104    39578   650000 SH       Sole                   650000
LEUCADIA NATL CORP COM         COM              527288104     3708   150000 SH       Sole                   150000
MICROSOFT CORP                 COM              594918104    15432   600000 SH       Sole                   600000
MONSANTO CO NEW DEL  COM       COM              61166w101    27090   350000 SH       Sole                   350000
MSCI JAPAN ISHARES             COM              464286848     9940  1000000 SH       Sole                  1000000
NORTH AMERN ENERGY PAR COM     COM              656844107     2400   400000 SH       Sole                   400000
OAKTREE CAP GROUP LLC UNIT CL  COM                           75000  2500000 SH       Sole                  2500000
PHILIP MORRIS INTL INC COM     COM              718172109    92606  1900000 SH       Sole                  1900000
ROYAL DUTCH SHELL PLC SPON ADR COM              780259107    61347  1100000 SH       Sole                  1100000
ROYAL DUTCH SHELL PLC SPONS AD COM              780259206    14297   250000 SH       Sole                   250000
SOUTHWEST AIRLINES CO          COM              844741108     9600  1000000 SH       Sole                  1000000
SPDR GOLD TRUST GOLD SHS       COM              78463v107    20758   210000 SH       Sole                   210000
                                                              9885   100000 SH  CALL Sole                   100000
STATE STREET CORP              COM              857477103    15780   300000 SH       Sole                   300000
UNITED PARCEL SERVICE CL B     COM              911312106    14230   252000 SH       Sole                   252000
UNITEDHEALTH GROUP INCCMN      COM              91324p102    35056  1400000 SH       Sole                  1400000


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